INVESTMENTS AND AVAILABLE-FOR-SALE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2025
INVESTMENTS AND AVAILABLE-FOR-SALE SECURITIES.
Summary of long-term investments

The Group’s investments are consisted of the follows (RMB in thousands):

	As of December 31,
	2024	2025
	RMB	RMB
-Debt investments

Available-for-sale securities	150,922	238,464
Held-to-maturity debt securities recorded as long-term investments	74,400	117,282

-Equity investments recorded as long-term investments

Investments accounted for under the equity method	899,362	698,437
Equity securities with readily determinable fair values	542,024	347,169
Equity securities without readily determinable fair values	257,095	216,795
Equity securities applying fair value option	97,372	62,000
Subtotal	1,795,853	1,324,401

Total available-for-sale securities	150,922	238,464
Total long-term investments	1,870,253	1,441,683